Debt, Senior Notes (Q3) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Jul. 30, 2013
Debt Instrument [Line Items]
Premium paid on senior notes	$ 29.7	$ 0.0
Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 604.6
Maturity date			Aug. 15, 2021
Percentage of principal amount redeemed	105.156%
Accrued and unpaid interest	$ 10.2
Write-off of unamortized debt issuance costs	15.8
Premium paid on senior notes	$ 29.7
Senior Notes [Member] | Gardener Denver Inc. [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 575.0
Maturity date	Aug. 15, 2021